Share Capital and Reserves (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands				1 Months Ended					12 Months Ended
	Dec. 11, 2022 ILS (₪) shares	Jun. 06, 2022 ILS (₪) $ / shares shares	Feb. 28, 2021 shares	Nov. 16, 2020 ILS (₪) ₪ / shares shares	Jun. 30, 2020 ILS (₪) ₪ / shares shares	May 24, 2020 ILS (₪)	May 24, 2020 USD ($) $ / shares shares	Feb. 23, 2020 ILS (₪) shares	Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2022 ₪ / shares $ / shares shares	Dec. 31, 2021	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2019 ILS (₪)	Dec. 11, 2022 USD ($) $ / shares	Jun. 06, 2022 USD ($) $ / shares shares	Feb. 23, 2020 USD ($) $ / shares shares	Jan. 07, 2020 ILS (₪) ₪ / shares shares
Share Capital and Reserves (Details) [Line Items]
Gross amount	₪ 5,141	₪ 43,441												$ 1,500,000	$ 13,000,000		₪ 2,443
Receipts payment													₪ 2,402
Shares issued (in Shares) | shares		208,282		387,097	1,585,400		39,963								208,282		614,149
Ordinary shares (in Shares) | shares		2,941,918		774,194											2,941,918		2
Par value, per share | (per share)				₪ 55.8	₪ 16.4											$ 3.6087	₪ 0.01
Amount returned								₪ 3,430								$ 1,000,000
Shares allotted (in Shares) | shares								277,108								277,108
Shares issued public price percentage								20.00%
Shares issuance price percentage					20.00%			20.00%
Effective price per share (in New Shekels per share) | ₪ / shares									₪ 10.212	₪ 10.212
Stock exchange price per share (in New Shekels per share) | ₪ / shares					₪ 16.4
Profit and los												₪ 600
Fully converted ordinary shares (in Shares) | shares					1,560,182				1	1
Ordinary shares total amount					₪ 15,932
Investment amount						₪ 630	$ 180,000
Price per share (in Dollars per share) | $ / shares							$ 4.5042
Raised gross amount				₪ 21,600	₪ 26,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares				₪ 0.01	₪ 0.01				₪ 0.01	₪ 0.01
Direct issuance costs					₪ 2,300
Warrants shares (in Shares) | shares				387,097
Warrant, description				Each warrant is exercisable into one ordinary share at an exercise price of NIS 38 (subject to standard adjustments) per warrant, over a period of 24 months ending November 18, 2022 (inclusive). The total direct issuance costs amounted to NIS 0.7 million.
Shares option exercised (in Shares) | shares			288,080									27,011
Consideration amount												₪ 96
Public price per share (in Dollars per share) | $ / shares		₪ 4.13
Exercise price (in Dollars per share) | $ / shares															$ 5
Pre-funded units, description		B.Number of 208,282 pre-funded units at a price to the public of $4.129 per pre-funded unit, each consisting of (i) one pre-funded warrant exercisable for one ADS, which were exercisable immediately and may be exercised at any time until exercised in full, at an exercise price of $0.001 (the pre-funded warrants are subject to a cashless exercise mechanism upon under certain events) and (ii) one warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the warrants are subject to a cashless exercise mechanism upon under certain events). It is noted that all of the pre-funded warrants were fully paid at the Closing Date, as defined below, and 208,259 ADS were issued in August 2022.
Pre-funded unit (in Dollars per share) | $ / shares		₪ 4.129
Ordinary shares, description									the Company engaged an U.S. underwriter which was granted as part of its compensation upon completion of the U.S. IPO (i) a 45-day Over-Allotment Option to purchase up to an additional 469,654 ADS at an exercise price of $4.129 or pre-funded warrants and/or 469,654 warrants exercisable for the same number of ADS at an exercise price of $0.001 (“Over-Allotment Option”) and (ii) a Representative’s Warrant exercisable for 157,510 ADS at an exercise price of $5.16 per ADS at any time after December 2, 2022 through the close of business day on June 2, 2027. In connection to offering closing, in June 2022, the underwriter partially exercised its Over-Allotment Option to purchase an additional 126,482 warrants exercisable for the same number of ADS for de minimis consideration. The remaining 343,172 Over-Allotment Option has been expired.
Dividend rate									0.00%
Risk-free interest rate									2.97%		1.53%	1.53%
Volatility rate									52.92%
Market price per share (in Dollars per share) | $ / shares										₪ 2.76
Warrants average price (in Dollars per share) | $ / shares										₪ 0.3508
Total incremental and direct issuance costs									₪ 7,949
Cash expense									6,893
Warrants amount									723
Pre-funded warrants									₪ 7,226
Aggregate shares (in Shares) | shares	809,061
Purchase price per share (in Dollars per share) | $ / shares														$ 1.854
Aggregate proceeds payable percentage	12.00%													12.00%
Bottom of Range [Member]
Share Capital and Reserves (Details) [Line Items]
Risk-free interest rate									2.16%
Top of Range [Member]
Share Capital and Reserves (Details) [Line Items]
Risk-free interest rate									3.11%